Taxation - Schedule of Taxes on items Recognized in other Comprehensive loss or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Deferred tax benefit on share of other comprehensive loss in equity method investments - may be subsequently reclassified to net earnings	$ (5)
Deferred tax benefit on share of other comprehensive loss in equity method investments - will not be reclassified to net earnings	(14)
Current tax benefit on share-based payments	(15)	$ (14)
Employee benefits [member]
Disclosure of income taxes [line items]
Deferred tax expense (benefit) charged or credited directly to equity	22	34
Deferred and share-based compensation [member]
Disclosure of income taxes [line items]
Deferred tax expense (benefit) charged or credited directly to equity	$ 4	$ 19